Offerings	Sep. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value EUR0.01 per share, each as represented by American Depositary Shares ("ADSs")
Maximum Aggregate Offering Price	$ 17,310,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,390.51
Offering Note	Represents 1,154,000 ordinary shares underlying ADSs offered in this offering. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act, based on the high end of the estimated price range set forth on the cover page of the prospectus forming a part of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value EUR0.01 per share, each as represented by ADSs issuable upon exercise of the Underwriters' Over-Allotment Option
Maximum Aggregate Offering Price	$ 2,596,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 358.58
Offering Note	Represents 173,100 ordinary shares underlying ADSs issuable upon exercise of the underwriters' over-allotment option. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act, based on the high end of the estimated price range set forth on the cover page of the prospectus forming a part of this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase ADSs
Amount Registered | shares	66,355
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents warrants to be issued to the representative of the underwriters or its designees to purchase up to an aggregate number of ADSs equal to 5% of the total number of ADSs sold in this offering (including ADSs sold upon exercise of the over-allotment option, if any). The Representative's Warrants are exercisable at any time commencing six months from the commencement of sales in this offering and expiring five years thereafter. No registration fee is required for the Representative's Warrants pursuant to Rule 457(g) under the Securities Act because the ordinary shares underlying ADSs underlying the warrants are being registered in connection with the offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the ADSs, issuable upon exercise of Representative's Warrants
Maximum Aggregate Offering Price	$ 1,244,156.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 171.82
Offering Note	The Representative's Warrant is exercisable at a per ADS exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the ordinary shares underlying ADSs underlying the Representative's Warrants is $1,244,156.25. Pursuant to Rule 416, the registrant is also registering an indeterminate number of additional ordinary shares that are issuable by reason of the anti-dilution provisions of the Representative's Warrants.